Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
(6)	Fair Value Measurements

The following assets and liabilities are carried at fair value on a recurring basis in the Company’s Consolidated Financial Statements: available-for-sale and at fair value through income fixed-maturity securities, freestanding and embedded derivatives, equity securities, and separate account assets and liabilities.

The Fair Value Measurements and Disclosures Topic of the Codification establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2 – Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)	quoted prices for similar assets or liabilities in active markets.

(b)	quoted prices for identical or similar assets or liabilities in markets that are not active.

(c)	inputs other than quoted prices that are observable.

(d)	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each valuation was classified into Level 1, 2, or 3. Transfers of securities among the levels occur at the beginning of the reporting period.

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3
2014:
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,232,954	1,232,954	—	—
Agencies not backed by the full faith and credit of the U.S. government	145,350	—	145,350	—
States and political subdivisions	7,540,942	—	7,540,942	—
Foreign government	311,675	—	277,528	34,147
Public utilities	6,328,249	—	5,807,050	521,199
Corporate securities	49,497,457	—	44,284,896	5,212,561
Mortgage-backed securities	14,097,897	—	14,096,565	1,332
CMOs	12,032	—	12,032	—
CDOs	45,229	—	—	45,229
Fixed-maturity securities, at fair value through income	41,223	41,223	—	—
Derivative investments	721,736	32	710,121	11,583
Equity securities, available-for-sale	6,226	6,226	—	—
Equity securities, trading	314,023	286,971	27,052	—
Corporate-owned life insurance	312,419	—	312,419	—
Separate account assets	30,789,371	30,789,371	—	—

Total assets accounted for at fair value	$111,396,783	32,356,777	73,213,955	5,826,051

Liabilities accounted for at fair value:
Derivative liabilities	$448,220	—	447,463	757
Separate account liabilities	30,789,371	30,789,371	—	—
Reserves at fair value (1)	17,052,283	—	—	17,052,283

Total liabilities accounted for at fair value	$48,289,874	30,789,371	447,463	17,053,040

	Total	Level 1	Level 2	Level 3
2013:
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,118,443	1,118,443	—	—
Agencies not backed by the full faith and credit of the U.S. government	511,829	—	511,829	—
States and political subdivisions	4,958,360	—	4,958,360	—
Foreign government	365,234	—	331,950	33,284
Public utilities	5,136,210	—	4,935,015	201,195
Corporate securities	41,676,852	—	37,949,049	3,727,803
Mortgage-backed securities	12,525,293	—	12,522,213	3,080
CMOs	14,212	—	14,212	—
CDOs	56,873	—	—	56,873
Fixed-maturity securities, at fair value through income	40,416	40,416
Derivative investments	831,707	1,151	821,890	8,666
Equity securities, available-for-sale	29,112	29,112
Equity securities, trading	227,822	206,500	21,322	—
Corporate-owned life insurance	290,752	—	290,752	—
Separate account assets	30,747,777	30,747,777	—	—

Total assets accounted for at fair value	$98,530,892	32,143,399	62,356,592	4,030,901

Liabilities accounted for at fair value:
Derivative liabilities	$1,391,989	770	1,361,968	29,251
Separate account liabilities	30,747,777	30,747,777	—	—
Reserves at fair value (1)	11,943,461	—	—	11,943,461

Total liabilities accounted for at fair value	$44,083,227	30,748,547	1,361,968	11,972,712

(1)	Reserves at fair value are reported in account balances and future policy benefit reserves on the Consolidated Balance Sheets.

The following is a discussion of the methodologies used to determine fair values for the assets and liabilities listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability).

(a)	Valuation of Fixed-Maturity Securities and Equity Securities

The fair value of fixed-maturity securities and equity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, Municipal Securities Rulemaking Board (MSRB) reported trades, Nationally Recognized Municipal Securities Information Repository (NRMSIR) material event notices, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In some cases, including private placement securities and certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.

Generally, Treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2, because the inputs used are market observable. Bonds for which prices were obtained from broker quotes and private placement securities that are internally priced are included in Level 3.

The Company is responsible for establishing and maintaining an adequate internal control structure to prevent or detect material misstatements related to fair value measurements and disclosures. This responsibility is especially important when using third parties to provide valuation services.

The Company’s control framework around third-party valuations begins with obtaining an understanding of the pricing vendor’s methodologies. A pricing committee is in place that meets quarterly to establish and review a pricing policy, which includes approving any changes to pricing sources, assessing reasonableness of pricing services, and addressing any ad hoc valuation issues that arise. The pricing methodologies used by the service providers and internal control reports provided by the service providers are reviewed by management.

In addition to monitoring the third-party vendor’s policies, the Company is also responsible for monitoring the valuation results. Controls are in place to monitor the reasonableness of the valuations received. These controls include price analytic reports that monitor significant fluctuations in price as well as an independent price verification process by which the Company obtains prices from vendors other than the primary source and compares them for reasonableness. Results of the independent price verification are also reviewed by the Pricing Committee.

There are limited instances in which the primary third-party vendor is not used to obtain prices for fixed maturity securities. These instances include private placement securities and certain other immaterial portfolios priced by a secondary external vendor or internal models.

At December 31, 2014 and 2013, private placement securities of $5,461,205 and $3,902,925, respectively, were included in Level 3. Internal pricing models based on market proxy securities and U.S. Treasury rates, which are monitored monthly by the investment manager for reasonableness, are used to value these holdings. This includes ensuring there are no significant credit events impacting the proxy security and that the spreads used are still reasonable under the circumstances.

The portfolio of securities received as a result of liquidating a CDO were priced using a combination of third-party vendors and cash flow modeling. The methodology used is dependent on the availability of observable inputs. Prices are reviewed for reasonableness by reviewing cash flow projections, related yields on similar securities, and comparison to auction prices and other expectations. The securities are reviewed by Management via the Company’s Pricing Committee.

(b)	Valuation of Derivatives

Active markets for OTC option assets and liabilities do not exist. The fair value of OTC option assets and liabilities is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator, because active markets do not exist. The valuation results are reviewed by Management via the Pricing Committee. Options that are internally priced, foreign swaps, credit default swaps, and interest rate swaps are included in Level 2, because they use market observable inputs. TRS are included in Level 3 because they use valuation techniques in which significant inputs are unobservable. The fair value of ETOs and futures is based on quoted market prices and are generally included in Level 1.

Certain derivatives are priced using external third-party vendors. The Company has controls in place to monitor the valuations of these derivatives. Using market observable inputs, interest rate swap prices are derived from a third-party source and are independently recalculated internally and reviewed for reasonableness at the position level on a monthly basis. TRS prices are obtained from the respective counterparties. These prices are also internally recalculated and reviewed for reasonableness at the position level on a monthly basis.

(c)	Valuation of Separate Account Assets and Liabilities

Separate account assets are carried at fair value, which is based on the fair value of the underlying assets. Funds in the separate accounts are primarily invested in mutual funds with the following investment types: bond, domestic equity, international equity, or specialty. The separate account funds also hold certain money market funds. Mutual fund investments are generally included in Level 1. The remaining investments are categorized similar to the investments held by the Company in the general account (e.g., if the separate account invested in corporate bonds or other fixed-maturity securities, that portion could be considered a Level 2 or Level 3). In accordance with the Financial Services – Insurance Topic of the Codification, the fair value of separate account liabilities is set to equal the fair value of separate account assets.

(d)	Valuation of Reserves at Fair Value

Reserves at fair value principally include the equity-indexed features contained in fixed-indexed annuity products and certain variable annuity riders. Fair values of the embedded derivative liabilities are calculated based on internally developed models, because active, observable markets do not exist for these liabilities. Fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year’s option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. The valuation of the embedded derivative includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company’s own credit profile. Risk margin is incorporated into the valuation model to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and future equity index caps or participation rates. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margin related to noncapital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income.

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB riders. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable overnight index swap rates (OIS) plus funding valuation adjustments, as approximated by LIBOR. These cash flows are then discounted using the current month’s LIBOR plus a company specific spread. Beginning in December of 2014, the expected life-contingent GMWB payments are discounted using a blend of short and long term rates to the date the account value is expected to be exhausted. These obligations are then discounted to the current date using LIBOR plus a spread for the Company’s own nonperformance risk. In 2012 and prior years, these cash flows were discounted using the U.S. Treasury rate plus a company specific spread. The valuation of these riders includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined taking into consideration publicly available information relating to the Company’s claims paying ability. Risk margin is established to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and premium persistency. The establishment of the risk margin requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the fair value of the riders that could materially affect net income.

The Company elected the fair value option for certain insurance contracts related to the variable index annuity product. The fair value is calculated internally using the present value of future expected cash flows. Future expected cash flows are generated using contractual features, actuarial assumptions, and market emergence over a complete set of market consistent scenarios. Cash flows are then averaged over the scenario set and discounted back to the valuation date using the appropriate discount factors adjusted for nonperformance risk on the noncollateralized portions of the contract.

The Company also has an embedded derivative asset related to a modified coinsurance agreement with Transamerica, which is reported within derivatives on the Consolidated Balance Sheets. This agreement results in a credit derivative, with a fair value based on the difference between the LIBOR and Corporate A- spread as of an average portfolio purchase date. The asset is included in Level 2 as the valuation uses market observable inputs. This derivative is on a closed block of business and is not significant to the ongoing results of the Company.

(e)	Level 3 Rollforward

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

								Realized
								gains (losses)
								included
								in net
								income
		Total realized/unrealized						related to
		gains (losses) included in						financial
			Other	Purchases	Sales	Transfer into		instruments
	Beginning		comprehensive	and	and	and/or out of	Ending	still held at
	balance	Net income	income (loss)	issuances	settlements	Level 3, net	balance	December 31
2014:
Fixed-maturity securities:
Available-for-sale:
Foreign government	$33,284	—	863	—	—	—	34,147	—
Public utilities	201,195	(63)	21,494	205,774	(8,435)	101,234	521,199	(63)
Corporate securities	3,727,803	(3,046)	138,923	1,432,088	(144,367)	61,160	5,212,561	(11,865)
CDOs	56,872	2,488	(592)	—	(13,539)	—	45,229	1,615
Mortgage-backed securities	3,080	112	(41)	—	(1,819)	—	1,332	112

Total fixed-maturity securities	$4,022,234	(509)	160,647	1,637,862	(168,160)	162,394	5,814,468	(10,201)

Derivative assets	$8,666	240,700	—	—	(237,783)	—	11,583	2,917
Derivative liabilities	(29,251)	(128,330)	—	—	156,824	—	(757)	28,494
Reserves at fair value	(11,943,461)	(4,077,424)	—	(2,166,876)	1,135,478	—	(17,052,283)	(6,244,300)

								Realized
								gains (losses)
								included
								in net
								income
		Total realized/unrealized						related to
		gains (losses) included in						financial
			Other	Purchases	Sales	Transfer into		instruments
	Beginning		comprehensive	and	and	and/or out of	Ending	still held at
	balance	Net income	income (loss)	issuances	settlements	Level 3, net	balance	December 31
2013:
Fixed-maturity securities:
Available-for-sale:
Foreign government	$34,906	—	(1,622)	—	—	—	33,284	—
Public utilities	193,162	—	(10,278)	68,300	(679)	(49,310)	201,195	—
Corporate securities	3,501,577	3,344	(237,236)	549,744	(89,626)	—	3,727,803	140
CDOs	54,766	2,009	6,413	—	(6,316)	—	56,872	1,984
Mortgage-backed securities	4,789	91	68	—	(1,868)	—	3,080	86

Total fixed-maturity securities	$3,789,200	5,444	(242,655)	618,044	(98,489)	(49,310)	4,022,234	2,210

Derivative assets	$7,884	593,079	—	—	(592,297)	—	8,666	782
Derivative liabilities	(51,705)	(242,038)	—	—	264,492	—	(29,251)	22,453
Reserves at fair value	(10,961,562)	(1,015,824)	—	(1,232,687)	1,266,612	—	(11,943,461)	(2,248,511)

(f)	Transfers

The Company reviews its fair value hierarchy classifications annually. This review could reveal that previously observable inputs for specific assets or liabilities are no longer available or reliable. For example, the market for a Level 1 asset becomes inactive. In this case, the Company may need to adopt a valuation technique that relies on observable or unobservable components causing the asset to be transferred to Level 2 or Level 3. Alternatively, if the market for a Level 3 asset or liability becomes active, the Company will report a transfer out of Level 3. Transfers into and/or out of Levels 1, 2, and 3 are reported as of the end of the period in which the change occurs.

The net transfers into Level 3 for the year ended December 31, 2014, are a result of observable inputs no longer being used. The net transfers out of Level 3 for the year ended December 31, 2013, are a result of observable inputs being used for certain fixed-maturity securities. There were no transfers between Level 1 and Level 2 for the year ended December 31, 2014.

(g)	Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

	Fair value	Valuation Technique	Unobservable input	Range (weighted average)
2014:
Fixed-maturity securities:
Available-for-sale:
Foreign government	$34,147	Matrix pricing	Option adjusted spread	156-162 (160)
Public utilities	521,199	Matrix pricing	Option adjusted spread	62-351 (190)
Corporate securities	5,212,561	Matrix pricing	Option adjusted spread	17-725 (186)
CDOs	24,649	Intex discounted	Constant prepayment rate	0–25.0% (0.5%)
		cash flows	Annual default rate	0.5–62.5% (1.9%)
			Loss severity	10–80.0% (44.7%)
			Delinquencies	0–32.0% (1.0%)
			Discount Margin to LIBOR	1.7–11.0% (4.9%)
CDOs	20,580	Third-Party Vendor	Prepayment rates	*
Mortgage-backed securities	1,332	Intex discounted	Constant prepayment rate	2.0–2.0% (2.0%)
		cash flows	Annual default rate	20.0-90.0% (20.0%)
			Loss severity	55.0–70.0% (55.0%)
			Delinquencies	5.0–30.0% (15.0%)
			Discount Margin to LIBOR	4.3–4.3% (4.3%)
Derivative assets:
TRS	$7,914	Third-Party Vendor	Spread and discount rates	*
CDO embedded derivative	3,669	Discounted cash flow	Prepayment rates	*
Derivative liabilities:
TRS	(757)	Third-Party Vendor	Spread and discount rates	*

	Fair value	Valuation Technique	Unobservable input	Range (weighted average)
Reserves at Fair Value: ***
MVLO	$14,903,758	Discounted cash flow	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality**	0–100%
			Withdrawal Benefit Election	0-50%
GMWB and GMAB	1,756,137	Discounted cash flow	Surrenders	0.5–35%
			Mortality**	0–100%

*	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.
**	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table.
***	Certain reserves at fair value related to a new product are not yet modeled and excluded from this disclosure.

(h)	Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Fixed-maturity securities matrix pricing: The primary unobservable input used in the matrix pricing model is a benchmark security option adjusted spread (OAS), which is applied to an OAS ratio. A significant yield increase of the benchmark security OAS in isolation could result in a decreased fair value, while a significant yield decrease in OAS could result in an increased fair value.

Fixed-maturity securities and CDO embedded derivative discounted cash flows: A significant increase (decrease) in the prepayment rates could result in an increase (decrease) in fair value. A significant decrease (increase) in default rates or loss severity could result in an increase (decrease) in fair value. A significant widening of the spread in isolation could result in a decreased fair value, while significant spread tightening could result in an increased fair value.

Derivative assets and liabilities: The TRS are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The Company does not have insight into the specific inputs used; however, the key unobservable input would generally include the spread. For a long position, a significant increase (decrease) in the spread used in the fair value of the TRSs in isolation could result in higher (lower) fair value. For a short position, a significant increase (decrease) in the spread used in the fair value of the TRSs in isolation could result in lower (higher) fair value.

Reserves at fair value: A significant increase (decrease) in the utilization of annuitization benefits could result in a higher (lower) fair value. A significant decrease (increase) in mortality rates, surrender rates, or utilization of lifetime income benefits could result in a higher (lower) fair value.

(i)	Nonrecurring Fair Value Measurements

Occasionally, certain assets and liabilities are measured at fair value on a nonrecurring basis. There were no nonrecurring fair value adjustments recorded in 2014 and 2013. In 2012, an impairment of $4,538, was recorded on real estate held for sale, and was disposed of in 2013.

(j)	Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31:

	2014
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$180,398	—	—	204,489	204,489
Mortgage loans on real estate	7,182,169	—	—	7,618,106	7,618,106
Loans to affiliates	850,115	—	850,115	—	850,115
Policy loans	160,141	—	160,141	—	160,141
Acquired loans	201,268	—	175,888	97,487	273,375
Other invested assets	75,041	—	—	75,041	75,041
Financial liabilities:
Investment contracts	$84,156,386	—	—	84,921,955	84,921,955
Mortgage notes payable	92,184	—	—	109,119	109,119

	2013
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$220,752	—	—	219,516	219,516
Mortgage loans on real estate	6,134,525	—	—	6,554,054	6,554,054
Loans to affiliates	1,191,170	—	1,191,170	—	1,191,170
Policy loans	158,217	—	158,217	—	158,217
Acquired loans	205,131	—	162,320	85,238	247,558
Other invested assets	50,046	—	—	50,046	50,046
Financial liabilities:
Investment contracts	$71,735,796	—	—	72,477,568	72,477,568
Mortgage notes payable	99,210	—	—	112,884	112,884

The Company has portfolios of certain fixed-maturity securities classified as “held-to-maturity,” and accordingly, the securities are carried at amortized cost on the Consolidated Balance Sheets. The fair value is calculated internally with cash flow models using unobservable inputs and is categorized as Level 3.

The fair value of mortgage loans on real estate is calculated by analyzing individual loans and assigning ratings to each loan based on a combination of loan-to-value ratios and debt service coverage ratios. Default rates and loss severities are then applied to each loan and a fair value is determined based on these factors as well as the contractual cash flows of each loan and the current market interest rates for similar loans. The inputs used are unobservable and the fair value is classified as Level 3.

The fair value of loans to affiliates balance comprises investments in a cash pool managed by Allianz SE (Cash Pool). The Cash Pool does not carry a quoted market price and investment access is limited to entities within the Allianz SE holding company structure. However, the Cash Pool comprises various short term investments whose fair value is based on market observable inputs. Therefore, fair value is classified as Level 2. Policy loans, are supported by the underlying cash value of the policies, are carried at unpaid principal balances, which approximate fair value. Therefore, fair value is classified as Level 2.

The Company has a portfolio of assets as part of the liquidation of a CDO investment. A portion of these acquired assets have deteriorated credit quality and are recorded as acquired loans. Acquired loans are initially recorded at fair value, and changes in expected cash flows are recorded as adjustments to accretable yield, to the carrying amount, or both. Fair values are obtained using a combination of third-party vendors cash flow modeling, and matrix pricing with unobservable inputs. Prices obtained from third parties are Level 2, modeled and matrix priced are Level 3.

Other invested assets relate to an investment in FHLB stock, certain loan receivables, and miscellaneous partnership investments. The loan receivables and partnership investments are carried at cost, and are classified as Level 3 because there is no active market and the fair value is not readily determinable. The FHLB investment is carried at cost, which approximates fair value and is classified as Level 3 due to transfer restrictions and lack of liquidity. The Company held FHLB stock of $30,000 at December 31, 2014 and 2013.

Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the account balances and future policy benefit on the Consolidated Balance Sheets. The fair values of the investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved, including consideration of the Company’s own credit standing and a risk margin for noncapital market inputs. The Company has a funding agreement with a balance of $500,000 and collateral of $655,031 and $598,671 at December 31, 2014 and 2013, respectively.

The fair value of mortgage notes payable is the sum of the outstanding balance of the note payable plus the expected prepayment penalty due to the lender if the Company were to prepay the mortgage. The Company believes this approximates fair value, as the calculation of the prepayment penalty is based on current market interest rates and represents lost interest to the lender. The penalty is based on specific provisions provided by the lender, which is an unobservable input; therefore, the liability is classified as Level 3.

Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.